OTHER INCOME, NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
OTHER INCOME, NET
NOTE 15 - OTHER INCOME, NET

Other income, net, is summarized as follows:

	Year ended December 31,
	2024	2023	2022
Interest expense to related parties (see Note 10)	$-	$(21)	$(28)
Interest expense and other bank charges	(750)	(471)	(350)
Interest expense to tax authorities	(940)	(1,182)	-
Interest income	3,079	2,227	121
Foreign currency gain (loss)	(74)	362	723
Gain from sale of investments	-	707	(349)
Other income (expense)	112	(38)	(4)
Total other income (expense), net	$1,427	$1,584	$113